Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$29,946,184,100

OSFI Covered Bond Limit			$39,975,535,163

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$29,946,184,100

A = Lesser of (i) LTV Adjusted Loan Balance and			38,697,748,361		A (i)	40,791,934,911
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	38,697,748,361
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			410,503,524
Total: A + B + C + D + E - F			38,287,244,837

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			30,519,306,138

A = lesser of (i) Present Value of outstanding loan balance of			40,367,340,435
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			40,367,340,435

Intercompany Loan Balance

Guarantee Loan			31,571,635,467
Demand Loan			9,990,483,240
Total			41,562,118,707

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
December 27, 2018	N/A		N/A

Portfolio Flow of Funds

	27-Dec-18		29-Nov-18
Cash Inflows
Principal Receipts	488,109,428.10		511,392,326.94
Sale of Loans	86,950,006.90		132,097,599.19
Revenue Receipts	94,930,703.67		82,391,926.84
Swap Receipts	-		-
Intercompany Loan Receipts	-		8,524,210,261.01

Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(96,105,205.48)	(7)	(73,088,000.43)	(8)
Purchase of Loans	(42,994,327.08)		(8,729,818,894.58)
Intercompany Loan Repayment	(532,065,107.92)	(7)	(437,881,292.56)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(7,767.66)		-
Net Inflows/(Outflows)	(1,182,269.47)		9,303,926.41

 (1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.4802%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on January 17th, 2019.

(8) This amount was paid out on December 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$41,311,584,678
Current Month Ending Balance(1)	$40,775,944,844
Number of Mortgage Loans in Pool	184,949
Average Loan Size	$220,471
Number of Primary Borrowers	161,329
Number of Properties	167,236

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.68%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.47%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.67%
Weighted Average Seasoning of Loans in the Portfolio	24.13	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.00%
Weighted Average Original Term of Loans in the Portfolio	55.24	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.11	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	32.90	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	184,851	99.95%	40,754,016,131	99.95%
30 to 59 Days Past Due	84	0.05%	19,342,896	0.05%
60 to 89 Days Past Due	14	0.01%	2,585,817	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,342	11.00%	4,830,144,357	11.85%
British Columbia	25,676	13.88%	7,585,785,688	18.60%
Manitoba	3,324	1.80%	491,007,814	1.20%
New Brunswick	4,150	2.24%	427,724,554	1.05%
Newfoundland	4,283	2.32%	621,190,807	1.52%
Northwest Territories	57	0.03%	11,710,640	0.03%
Nova Scotia	6,344	3.43%	830,940,879	2.04%
Nunavut	-	0.00%	-	0.00%
Ontario	95,688	51.74%	21,882,041,963	53.66%
Prince Edward Island	870	0.47%	95,772,985	0.23%
Quebec	18,723	10.12%	2,935,475,127	7.20%
Saskatchewan	5,189	2.81%	1,004,014,329	2.46%
Yukon	303	0.16%	60,135,701	0.15%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,174	1.18%	443,949,265	1.09%
599 or less	1,316	0.71%	272,701,197	0.67%
600 - 650	2,969	1.61%	638,538,051	1.57%
651 - 700	9,804	5.30%	2,163,388,230	5.31%
701 - 750	21,903	11.84%	5,119,063,539	12.55%
751 - 800	32,672	17.67%	7,717,608,202	18.93%
801 and Above	114,111	61.70%	24,420,696,360	59.89%
Total	184,949	100.00%	40,775,944,844	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	139,808	75.59%	28,513,232,765	69.93%
Variable	45,141	24.41%	12,262,712,080	30.07%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	144,440	78.10%	29,003,897,261	71.13%
Non-STEP	40,509	21.90%	11,772,047,583	28.87%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,982	7.02%	2,891,296,499	7.09%
Owner Occupied	171,967		37,884,648,346	92.91%
Total	184,949	7.02%	40,775,944,844	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	30,206	16.33%	7,389,934,021	18.12%
2.5000 - 2.9999	78,055	42.20%	15,411,432,246	37.80%
3.0000 - 3.4999	43,873	23.72%	9,944,744,592	24.39%
3.5000 - 3.9999	31,844	17.22%	7,858,057,286	19.27%
4.0000 - 4.4999	493	0.27%	87,182,106	0.21%
4.5000 - 4.9999	298	0.16%	53,338,133	0.13%
5.0000 - 5.4999	86	0.05%	9,667,766	0.02%
5.5000 and Above	94	0.05%	21,588,694	0.05%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,583	10.05%	1,444,739,411	3.54%
20.01-25.00	7,616	4.12%	1,048,625,027	2.57%
25.01-30.00	8,609	4.65%	1,423,128,400	3.49%
30.01-35.00	10,996	5.95%	2,106,257,715	5.17%
35.01-40.00	13,602	7.35%	2,870,395,290	7.04%
40.01-45.00	15,491	8.38%	3,503,828,830	8.59%
45.01-50.00	18,121	9.80%	4,305,084,375	10.56%
50.01-55.00	19,680	10.64%	4,814,915,676	11.81%
55.01-60.00	18,527	10.02%	4,782,100,043	11.73%
60.01-65.00	16,184	8.75%	4,270,166,034	10.47%
65.01-70.00	14,780	7.99%	3,857,554,703	9.46%
70.01-75.00	12,274	6.64%	3,277,072,233	8.04%
75.01-80.00	8,407	4.55%	2,429,686,575	5.96%
80.01-90.00	1,874	1.01%	572,479,727	1.40%
90.01-100.00	193	0.10%	67,763,252	0.17%
Over 100.00	12	0.01%	2,147,555	0.01%
Total	184,949	100.00%	40,775,944,844	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,746	10.68%	3,303,880,576	8.10%
12.00 - 23.99	48,055	25.98%	9,062,633,600	22.23%
24.00 - 35.99	59,534	32.19%	13,503,883,149	33.12%
36.00 - 41.99	22,639	12.24%	5,494,149,181	13.47%
42.00 - 47.99	17,615	9.52%	4,709,240,492	11.55%
48.00 - 53.99	8,294	4.48%	2,198,008,446	5.39%
54.00 - 59.99	8,030	4.34%	2,295,170,854	5.63%
60.00 - 65.99	836	0.45%	170,749,548	0.42%
66.00 - 71.99	36	0.02%	8,453,978	0.02%
72.00 and Above	164	0.09%	29,775,021	0.07%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,010	25.42%	2,820,661,570	6.92%
100,000 - 149,999	29,644	16.03%	3,710,908,984	9.10%
150,000 - 199,999	27,146	14.68%	4,731,990,118	11.60%
200,000 - 249,999	21,888	11.83%	4,909,305,240	12.04%
250,000 - 299,999	16,796	9.08%	4,597,046,359	11.27%
300,000 - 349,999	11,575	6.26%	3,746,658,027	9.19%
350,000 - 399,999	8,211	4.44%	3,066,773,922	7.52%
400,000 - 449,999	5,590	3.02%	2,369,185,229	5.81%
450,000 - 499,999	4,286	2.32%	2,030,262,644	4.98%
500,000 - 549,999	3,111	1.68%	1,630,389,431	4.00%
550,000 - 599,999	2,383	1.29%	1,367,442,007	3.35%
600,000 - 649,999	1,739	0.94%	1,084,671,342	2.66%
650,000 - 699,999	1,269	0.69%	854,924,567	2.10%
700,000 - 749,999	971	0.53%	701,947,844	1.72%
750,000 - 799,999	728	0.39%	564,046,111	1.38%
800,000 - 849,999	561	0.30%	462,317,159	1.13%
850,000 - 899,999	455	0.25%	397,587,559	0.98%
900,000 - 949,999	388	0.21%	358,323,443	0.88%
950,000 - 999,999	250	0.14%	243,714,266	0.60%
1,000,000 or Greater	948	0.51%	1,127,789,024	2.77%
Total	184,949	100.00%	40,775,944,844	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	30,304	16.39%	6,206,037,524	15.22%
Single Family	147,739	79.88%	32,946,562,782	80.80%
Multi Family	6,162	3.33%	1,474,790,350	3.62%
Other	744	0.40%	148,554,188	0.36%
Total	184,949	100.00%	40,775,944,844	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	73,806,007	51,584,396	70,228,732	91,866,773	126,110,946	139,586,477	220,409,791	283,994,329	391,886,794	491,467,748	596,615,828	1,062,774,595	968,568,361	240,672,757	20,570,822	-	4,830,144,357	11.85%
	Current and Less Than 30 Days Past Due	73,760,303	51,491,317	70,076,814	91,866,773	126,110,946	139,381,171	220,409,791	283,994,329	391,841,426	491,259,956	596,615,828	1,061,941,833	967,353,752	240,371,180	20,570,822	-	4,827,046,241	99.94%
	30 to 59 Days Past Due	45,703	93,079	151,919	-	-	-	-	-	45,369	207,792	-	560,110	1,065,420	301,577	-	-	2,470,968	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	205,306	-	-	-	-	-	272,652	149,190	-	-	-	627,147	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	386,672,868	272,904,608	379,503,317	569,634,245	792,143,100	906,411,421	929,315,771	859,679,739	850,151,018	727,322,271	433,565,247	256,278,513	162,083,567	59,304,617	815,387	-	7,585,785,688	18.60%
	Current and Less Than 30 Days Past Due	386,267,976	272,790,840	379,503,317	569,634,245	792,143,100	905,379,954	928,212,464	859,158,959	849,948,341	727,040,774	433,565,247	256,278,513	162,083,567	59,304,617	815,387	-	7,582,127,299	99.95%
	30 to 59 Days Past Due	281,390	113,768	-	-	-	1,031,468	904,069	520,779	202,677	281,498	-	-	-	-	-	-	3,335,649	0.04%
	60 to 89 Days Past Due	123,502	-	-	-	-	-	199,239	-	-	-	-	-	-	-	-	-	322,740	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,918,491	7,478,141	10,231,557	12,935,036	19,880,052	33,073,229	32,096,734	49,123,165	61,884,222	71,239,946	81,106,329	81,857,664	19,795,997	1,113,724	273,527	-	491,007,814	1.20%
	Current and Less Than 30 Days Past Due	8,918,491	7,478,141	10,231,557	12,935,036	19,757,788	33,027,289	32,096,734	49,123,165	61,608,028	71,239,946	80,905,304	81,857,664	19,795,997	1,113,724	273,527	-	490,362,390	99.87%
	30 to 59 Days Past Due	-	-	-	-	122,264	45,940	-	-	-	-	201,025	-	-	-	-	-	369,229	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	276,194	-	-	-	-	-	-	-	276,194	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,424,975	8,841,510	9,141,454	17,598,486	27,809,896	38,323,574	58,974,870	91,047,939	75,145,196	45,920,361	28,848,882	7,526,579	7,120,833	-	-	-	427,724,554	1.05%
	Current and Less Than 30 Days Past Due	11,424,975	8,841,510	9,141,454	17,598,486	27,665,729	38,160,054	58,732,625	90,972,119	75,145,196	45,920,361	28,848,882	7,526,579	7,120,833	-	-	-	427,098,803	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	163,520	242,245	-	-	-	-	-	-	-	-	-	405,765	0.09%
	60 to 89 Days Past Due	-	-	-	-	144,167	-	-	75,819	-	-	-	-	-	-	-	-	219,986	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,305,826	5,173,513	5,504,327	9,441,743	12,217,948	20,775,652	24,994,526	37,751,483	45,392,015	61,910,537	83,761,321	125,860,660	156,295,449	25,645,329	160,476	-	621,190,807	1.52%
	Current and Less Than 30 Days Past Due	6,305,826	5,173,513	5,504,327	9,441,743	12,165,245	20,775,652	24,807,298	37,751,483	45,392,015	61,910,537	83,641,162	125,860,660	156,295,449	25,645,329	160,476	-	620,830,715	99.94%
	30 to 59 Days Past Due	-	-	-	-	52,704	-	187,229	-	-	-	120,159	-	-	-	-	-	360,092	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	560,023	78,516	271,485	373,129	988,813	962,533	1,348,193	2,265,753	1,663,145	1,057,623	1,674,199	238,194	229,034	-	-	-	11,710,640	0.03%
	Current and Less Than 30 Days Past Due	560,023	78,516	271,485	373,129	988,813	962,533	1,348,193	2,265,753	1,663,145	1,057,623	1,674,199	238,194	229,034	-	-	-	11,710,640	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,477,584	13,132,377	15,943,683	23,789,568	34,030,371	51,721,082	71,772,912	106,784,304	101,462,029	111,420,786	156,971,354	103,674,054	23,194,826	565,949	-	-	830,940,879	2.04%
	Current and Less Than 30 Days Past Due	16,477,584	13,132,377	15,943,683	23,789,568	34,030,371	51,646,652	71,772,912	106,784,304	101,462,029	111,420,786	156,971,354	103,528,181	23,194,826	565,949	-	-	830,720,576	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	74,430	-	-	-	-	-	145,873	-	-	-	-	220,303	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	849,057,379	622,997,128	839,809,550	1,247,803,512	1,673,336,494	2,079,308,625	2,630,598,188	2,883,909,318	2,702,624,001	2,231,063,392	1,837,830,025	1,096,576,896	907,413,866	235,123,838	42,620,724	1,969,027	21,882,041,963	53.66%
	Current and Less Than 30 Days Past Due	849,008,888	622,690,610	839,809,550	1,247,253,321	1,672,473,747	2,078,625,821	2,629,627,373	2,882,052,807	2,701,645,576	2,230,446,510	1,837,652,480	1,096,128,948	907,223,739	235,123,838	42,620,724	1,969,027	21,874,352,959	99.96%
	30 to 59 Days Past Due	48,491	306,518	-	550,191	862,746	514,207	762,296	1,856,511	821,507	616,882	177,546	447,947	190,127	-	-	-	7,154,970	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	168,597	208,519	-	156,918	-	-	-	-	-	-	-	534,034	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,086,516	1,971,471	2,106,012	4,058,796	6,113,191	9,192,977	14,361,090	21,016,414	13,043,142	9,309,750	6,793,035	2,185,171	2,535,420	-	-	-	95,772,985	0.23%
	Current and Less Than 30 Days Past Due	3,086,516	1,971,471	2,106,012	4,058,796	6,113,191	9,192,977	14,361,090	21,016,414	13,043,142	9,309,750	6,793,035	2,185,171	2,535,420	-	-	-	95,772,985	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	66,949,420	48,227,172	65,703,406	96,842,901	123,131,111	148,592,181	209,406,115	261,300,325	327,593,193	399,493,182	529,044,165	490,681,478	155,250,378	9,759,256	3,322,316	178,529	2,935,475,127	7.20%
	Current and Less Than 30 Days Past Due	66,949,420	47,932,579	65,703,406	96,842,901	123,131,111	148,476,383	209,147,837	261,103,703	327,375,800	399,493,182	528,164,991	489,994,799	155,250,378	9,759,256	3,322,316	178,529	2,932,826,591	99.91%
	30 to 59 Days Past Due	-	294,593	-	-	-	115,798	258,278	196,622	217,393	-	879,174	305,880	-	-	-	-	2,267,738	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	380,798	-	-	-	-	380,798	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,558,960	15,009,642	22,626,565	29,482,246	50,055,703	69,469,427	103,082,994	208,669,710	204,367,146	114,130,299	95,312,154	47,846,550	24,108,673	294,258	-	-	1,004,014,329	2.46%
	Current and Less Than 30 Days Past Due	19,558,960	15,009,642	22,556,368	29,482,246	50,055,703	69,153,214	102,569,819	208,444,794	202,953,731	114,130,299	95,312,154	47,846,550	24,108,673	294,258	-	-	1,001,476,413	99.75%
	30 to 59 Days Past Due	-	-	70,197	-	-	316,213	513,175	-	1,413,414	-	-	-	-	-	-	-	2,312,999	0.23%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	224,917	-	-	-	-	-	-	-	-	224,917	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,921,363	1,226,553	2,058,311	2,431,280	4,577,664	6,411,652	8,723,190	9,373,196	6,888,142	5,830,138	6,032,163	1,571,879	3,090,170	-	-	-	60,135,701	0.15%
	Current and Less Than 30 Days Past Due	1,921,363	1,226,553	2,058,311	2,431,280	4,132,482	6,411,652	8,723,190	9,373,196	6,888,142	5,830,138	6,032,163	1,571,879	3,090,170	-	-	-	59,690,518	99.26%
	30 to 59 Days Past Due	-	-	-	-	445,183	-	-	-	-	-	-	-	-	-	-	-	445,183	0.74%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,444,739,411	1,048,625,027	1,423,128,400	2,106,257,715	2,870,395,290	3,503,828,830	4,305,084,375	4,814,915,676	4,782,100,043	4,270,166,034	3,857,554,703	3,277,072,233	2,429,686,575	572,479,727	67,763,252	2,147,555	40,775,944,844	100.00%
	Current and Less Than 30 Days Past Due	1,444,240,325	1,047,817,069	1,422,906,284	2,105,707,524	2,868,768,226	3,501,193,351	4,301,809,326	4,812,041,028	4,778,966,570	4,269,059,863	3,856,176,798	3,274,958,972	2,428,281,839	572,178,150	67,763,252	2,147,555	40,754,016,131	99.95%
	30 to 59 Days Past Due	375,585	807,958	222,116	550,191	1,482,897	2,261,576	2,867,291	2,573,912	2,700,360	1,106,171	1,377,905	1,459,811	1,255,547	301,577	-	-	19,342,896	0.05%
	60 to 89 Days Past Due	123,502	-	-	-	144,167	373,903	407,757	300,736	433,112	-	-	653,450	149,190	-	-	-	2,585,817	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/27/2018
Distribution Date:	1/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	22,747,983	18,025,980	24,619,579	30,451,048	34,533,479	37,436,570	40,222,173	36,878,529	43,772,093	38,490,362	41,834,111	40,235,556	28,924,350	5,441,525	335,926	-	443,949,265	1.09%
<=599	5,221,830	4,027,107	8,196,649	11,500,818	18,901,372	25,699,742	26,697,132	37,729,460	33,788,352	31,731,891	26,130,206	22,626,022	15,960,523	4,490,093	-	-	272,701,197	0.67%
600-650	10,262,170	9,525,357	17,262,025	24,325,675	42,517,149	55,422,327	63,714,484	74,606,880	83,201,622	77,596,267	70,637,909	58,105,588	39,110,447	10,964,430	1,285,721	-	638,538,051	1.57%
651-700	40,859,669	28,115,175	49,095,501	87,094,217	134,134,034	166,688,974	215,654,830	268,395,814	287,513,655	245,442,131	237,825,258	214,120,059	145,921,147	36,586,233	5,889,202	52,332	2,163,388,230	5.31%
701-750	111,257,857	100,494,250	127,066,699	201,352,964	297,491,347	393,526,737	504,582,181	590,870,213	576,895,424	563,478,644	577,751,552	533,676,517	433,696,822	92,771,662	14,150,670	-	5,119,063,539	12.55%
751-800	192,961,152	145,711,949	227,410,285	355,280,012	467,818,376	620,227,893	764,472,283	890,656,869	908,572,988	839,136,989	829,833,793	724,625,556	593,311,598	143,886,681	13,633,047	68,731	7,717,608,202	18.93%
>800	1,061,428,750	742,725,210	969,477,662	1,396,252,981	1,874,999,533	2,204,826,587	2,689,741,291	2,915,777,911	2,848,355,909	2,474,289,749	2,073,541,874	1,683,682,936	1,172,761,687	278,339,103	32,468,685	2,026,492	24,420,696,360	59.89%
Total	1,444,739,411	1,048,625,027	1,423,128,400	2,106,257,715	2,870,395,290	3,503,828,830	4,305,084,375	4,814,915,676	4,782,100,043	4,270,166,034	3,857,554,703	3,277,072,233	2,429,686,575	572,479,727	67,763,252	2,147,555	40,775,944,844	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.